ACQUISITION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquisition Details Narrative
NDS Asset Purchase Agreement purchase price	$ 2,645,684
Amount of purchase price consisted of cash	700,000
New Promissory Note original principal amount	$ 621,775
Accrual rate	8.00%
Amended and Restated Secured Promissory Note initial payment	$ 205,000
Monthly payments	17,350
Amended and Restated Secured Promissory Note remaining principal balance	400,000
Amortization expense of intangible assets	$ 219,749	$ 219,749